STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Cash Flows from operating activities:
Net loss	$ (264)	$ (197,985)
Adjustments to reconcile net loss to net cash used in operating activities :
Amortization of beneficial conversion feature		5,250
Stock - based compensation		7,600
Changes in operating assets and liabilities:
Accounts payable and accrued expense	116	31,410
Net cash used in operating activities	(148)	(153,725)
Cash flows from investing activities:
Cash receipt from reverse merger		2,578
Net cash provided by investing activities		2,578
Cash flows from financing activities:
Capital contribution from related party	2,513
Repayment of notes		(12,000)
Repayment of notes - related party		(24,000)
Borrowings on convertible debt		1,400
Borrowings on convertible debt - related party		3,850
Proceeds from sale of common stock	1,215	200,000
Net cash provided by financing activities	3,728	169,250
Net increase in cash	3,580	18,103
Cash, beginning of the period		3,580
Cash, end of the period	3,580	21,683
Cash paid during the period for:
Interest		100
Income taxes		337
Non cash investment and financing activities:
Advance forgiven by related party	$ 2,513
Net liabilities assumed in the reverse merger		39,522
Discount to convertible debt for beneficial conversion feature		5,250
Common shares issued for conversion debt		$ 5,250